PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Other post-employment benefits cost (Details) - Other post-employment benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year	Rp 367	Rp 366
Service costs	7	4
Interest income	16	19
Past service costs		58
Actuarial (gain) losses recognized in OCI	(2)	15
Benefits paid by employer	(88)	(95)
Pension benefit obligations at end of year	Rp 300	Rp 367